N-6	Oct. 27, 2026 yr
Prospectus:
Document Type	N-6
Entity Registrant Name	NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II
Entity Central Index Key	0001359314
Entity Investment Company Type	N-6
Document Period End Date	Oct. 27, 2026
Amendment Flag	false
Variable Universal Life Plus - NY
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
Charges for Early Withdrawals
If you surrender your Policy (or if you change your Policy to Paid-up insurance)
in the first ten Policy Years you will be assessed a surrender charge. The current surrender charge is 0%.
Withdrawals are subject to a $25 service charge (currently waived) for each withdrawal request.
Fee and Expense Tables – Transaction Fees (Surrender Charge and Withdrawal Fee) Also see Information About the Policy – Other Benefits Available Under the Policy (Paid-Up Insurance)

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you surrender your Policy (or if you change your Policy to Paid-up insurance)
in the first ten Policy Years you will be assessed a surrender charge. The current surrender charge is 0%.
Withdrawals are subject to a $25 service charge (currently waived) for each withdrawal request.
Fee and Expense Tables – Transaction Fees (Surrender Charge and Withdrawal Fee) Also see Information About the Policy – Other Benefits Available Under the Policy (Paid-Up Insurance)

Surrender Charge Phaseout Period, Years	10
Surrender Charge (of Purchase Payments) Maximum [Percent]	0.00%
Item 4. Fee Table [Text Block]
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Surrender Charge[3]	Upon surrender or change to paid-up insurance during the first ten Policy Years
Maximum Charge[4]		Same as current charge	0% in Policy Years 1-5 of the Target Premium, grading down monthly in Policy Years 6-10 to 0%
Minimum Charge[5]		Same as current charge	0% in Policy Years 1-5 of the Target Premium, grading down monthly in Policy Years 6-10 to 0%
Charge for Insured Issue Age 35	Same as current charge	0% in Policy Years 1-5 of the Target Premium, grading down monthly in Policy Years 6-10 to 0%

Transaction Expenses [Table Text Block]
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Surrender Charge[3]	Upon surrender or change to paid-up insurance during the first ten Policy Years
Maximum Charge[4]		Same as current charge	0% in Policy Years 1-5 of the Target Premium, grading down monthly in Policy Years 6-10 to 0%
Minimum Charge[5]		Same as current charge	0% in Policy Years 1-5 of the Target Premium, grading down monthly in Policy Years 6-10 to 0%
Charge for Insured Issue Age 35	Same as current charge	0% in Policy Years 1-5 of the Target Premium, grading down monthly in Policy Years 6-10 to 0%

Deferred Sales Charge, Description [Text Block]	Surrender Charge[3]
Deferred Sales Charge, When Deducted [Text Block]	Upon surrender or change to paid-up insurance during the first ten Policy Years
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Minimum [Percent]	0.00%
Deferred Sales Load, Footnotes [Text Block]
Charge for Insured Issue Age 35	Same as current charge	0% in Policy Years 1-5 of the Target Premium, grading down monthly in Policy Years 6-10 to 0%